Right-of-use assets and lease liabilities - Right-Of-Use Assets per Category (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 306.6	€ 192.7
Properties
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	270.3	148.9
Cars
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	5.4	5.1
Warehouses
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	30.3	38.0
Other
Right-of-use assets operating lease category [Line Items]
Right-of-use assets	€ 0.6	€ 0.7